Segment Reporting (Details)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Line Items]
Major customers revenue, percentage	10.00%
Revenue customer, percentage	10.00%
Major suppliers revenue, percentage	10.00%
Percentage of total purchase	10.00%